Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 199,388	$ 225,040
Restricted cash (notes 3, 12 and 15)	17,798	8,540
Accounts receivable, including non-trade of $34,468 (December 31, 2018 - $8,183)	204,020	141,903
Vessels held for sale (notes 3 and 18)	15,374	12,528
Prepaid expenses	29,887	32,199
Due from related parties (note 11c)	0	58,885
Other current assets (notes 3b, 5 and 12)	7,467	11,879
Total current assets	473,934	490,974
Restricted cash - long-term (note 15)	89,070	0
Vessels and equipment
At cost, less accumulated depreciation of $1,666,582 (December 31, 2018 - $1,634,394)	3,511,758	4,196,909
Advances on newbuilding contracts (note 14c)	257,017	73,713
Investments in equity-accounted joint ventures (note 19)	234,627	212,202
Deferred tax asset (note 13)	7,000	9,168
Due from related parties (note 11c)	0	949
Other assets (notes 2, 3b, 5, 9 and 12)	220,716	198,992
Goodwill (note 6a)	129,145	129,145
Total assets	4,923,267	5,312,052
Current
Accounts payable	56,699	16,423
Accrued liabilities (notes 7, 10, 12, and 17)	140,976	129,896
Deferred revenues (note 5)	53,728	55,750
Due to related parties (notes 11c and 11j)	20,000	183,795
Current portion of derivative instruments (note 12)	18,956	23,290
Current portion of long-term debt (note 8)	353,238	554,336
Other current liabilities (notes 2, 3 and 9)	14,793	15,062
Total current liabilities	658,390	978,552
Long-term debt (note 8)	2,825,712	2,543,406
Derivatives instruments (note 12)	143,222	94,354
Other long-term liabilities (notes 2, 3, 5, 9, 13 and 14)	223,877	236,616
Total liabilities	3,851,201	3,852,928
Commitments and contingencies (notes 8, 9, 12 and 14)
Equity
Limited partners - common units (411.1 million and 410.3 million units issued and outstanding at December 31, 2019 and December 31, 2018, respectively) (notes 16 and 17)	505,394	883,090
Limited partners - preferred units (15.8 million and 15.8 million units issued and outstanding at December 31, 2019 and December 31, 2018, respectively) (note 16)	384,274	384,274
General Partner	12,164	15,055
Warrants (note 16)	132,225	132,225
Accumulated other comprehensive income	4,410	7,361
Non-controlling interests	33,599	37,119
Total equity	1,072,066	1,459,124
Total liabilities and total equity	$ 4,923,267	$ 5,312,052